Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000034229 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034229 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	1.10%
C000034229 | FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034229 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034229 | FR_BN0VX8908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034229 | FR_58733R102
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034229 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034229 | FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034229 | FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034229 | FR_609962907
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034230 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034230 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	1.10%
C000034230 | FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034230 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034230 | FR_BN0VX8908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034230 | FR_58733R102
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034230 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034230 | FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034230 | FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034230 | FR_609962907
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034231 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034231 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	1.10%
C000034231 | FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034231 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.00%
C000034231 | FR_BN0VX8908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034231 | FR_58733R102
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034231 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034231 | FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034231 | FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034231 | FR_609962907
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142449 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142449 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142449 | FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142449 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142449 | FR_BN0VX8908
Holdings [Line Items]
Percent of Total Investments	0.70%
C000142449 | FR_58733R102
Holdings [Line Items]
Percent of Total Investments	0.70%
C000142449 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142449 | FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142449 | FR_B03MYT908
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142449 | FR_609962907
Holdings [Line Items]
Percent of Total Investments	0.50%
C000086647 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000086647 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.10%
C000086647 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000086647 | FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_618549901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_567173901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086647 | FR_B15C55900
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161753 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161753 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161753 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161753 | FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_618549901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_567173901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161753 | FR_B15C55900
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161754 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161754 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161754 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161754 | FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_618549901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_567173901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161754 | FR_B15C55900
Holdings [Line Items]
Percent of Total Investments	0.70%
C000086649 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000086649 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.10%
C000086649 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Total Investments	0.90%
C000086649 | FR_494290901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_584235907
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_618549901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_567173901
Holdings [Line Items]
Percent of Total Investments	0.80%
C000086649 | FR_B15C55900
Holdings [Line Items]
Percent of Total Investments	0.70%
C000177028 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000177028 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	3.40%
C000177028 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177028 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	1.80%
C000177028 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	1.20%
C000177028 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	1.20%
C000177028 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177028 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177028 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	0.90%
C000177028 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000177028 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	49.30%
C000177028 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	50.70%